Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedule of Financial Assets and Financial Liabilities

The financial assets and financial liabilities in the consolidated statements of financial position are classified by groups of financial instruments pursuant to IFRS 9, “Financial Instruments”:

		June 30,		December 31,
		2026	2025	2025
		Unaudited		Audited
	Note	USD in thousands
Financial assets:
Cash, cash equivalents and restricted deposits		$4,458	$1,566	$4,611
Current maturities of long-term loan		451	451	451
Related parties		15	208	15
Other receivables		6	49	97

		$4,930	$2,274	$5,174

Investments in financial assets		$487	$326	$997

Financial liabilities:
Credit from others		$70	$-	$85
Convertible debentures and promissory note		2,336	2,086
Loans		343	-	356
Lease liability		-	25	10

Total financial and lease liabilities		$2,749	$2,111	$451

Schedule of Fair Value Measurement of Assets and Liabilities on Recurring Basis Explanatory
b.	Assets and liabilities measured at fair value on a recurring basis were presented on the Company’s statement of financial position as of June 30, 2026, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance June 30, 2026
Short-term investment- Nexentis shares	$302	$-	$-	$302
Short-term investment- Clearmind shares	*	-	-	*
Short-term investment- AutoMax shares	181	-	-	181
Short-term investment- Nexera shares	2	-	-	2
Short-term investment- Polyrizon Series A warrants	2	-	-	2
Convertible debentures and promissory note	-	(2,336)	-	(2,336)
Earn-out liability (current portion and non-current)	-	-	(1,989)	(1,989)

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance December 31, 2025
Short-term investment- Nexentis shares	$824	$-	$-	$824
Short-term investment- Clearmind shares	*	-	-	*
Short-term investment- AutoMax shares	169	-	-	169
Short-term investment- Nexera shares	2	-	-	2
Short-term investment- Polyrizon Series A warrants	2	-	-	2